Details to the consolidated cash flow statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Non-cash change in provisions and other non-current liabilities	$ 1,871	$ 895	$ 86
Gains on disposal and other adjustments on property, plant and equipment; intangible assets;financial assets; and other non-current assets, net	(1,234)	(902)	(1,077)
Equity-settled compensation expense	758	673	612
Income from associated companies	(659)	(6,438)	(1,108)
Taxes	1,793	1,295	1,603
Net financial expense	805	746	708
Total	9,122	1,486	5,787
Property, plant and equipment
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	1,547	1,783	1,460
Right-of-use assets [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	305
Intangible assets
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	3,974	3,428	3,276
Financial assets impaired [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	$ (38)	$ 6	$ 227